Retirement benefit plan, Change in Net Defined Benefit Liability (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in net defined benefit liability [Abstract]
Net defined benefit liabilities, beginning of period	SFr 7,464	SFr 7,485	SFr 5,665
Net pension cost through statement of income/(loss)	1,679	1,655	1,375
Re-measurement through other comprehensive income/(loss)	(956)	(726)	1,304
Employer's contribution	(1,089)	(950)	(859)
Net defined benefit liabilities, end of period	SFr 7,098	SFr 7,464	SFr 7,485